UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
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Address:   103 Mount Street
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           London, England
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           W1K2TJ
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Form 13F File Number:
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
           --------------------------------------------------
Title:     Authorized Person
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Phone:     44 207 074 4200
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Horace Joseph Leitch, III            London, England            2/14/06
  ------------------------------    ------------------------------  ----------
              Signature                      City, State               Date


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               37
                                                -------------

Form 13F Information Table Value Total:             281,266
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.
2. Brewer, Paul Anthony
3. Brummette, Jeffrey Eugene
4. Callanan, William Francis
5. Gadkari, Vilas
6. Leitch, Horace Joseph III

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
                           FORM 13F INFORMATION TABLE

NAME OF                  TITLE          CUSIP         VALUE       SHRS OR     SH/ PUT/ INVESTMENT   OTHER
ISSUER                  OF CLASS                     (X$1000)     PRN AMT     PRN CALL DISCRETION   MANAGERS      SOLE  SHARED  NONE

AMERADA HESS CORP         COM         023551104        7609       60000       SH         DEFINED   1,2,3,4,5,6           60000
BPZ ENERGY INC            COM         055639108        7085     1667000       SH         DEFINED   1,2,3,4,5,6         1667000
BARRICK GOLD CORP         COM         067901108        8110      291000       SH         DEFINED   1,2,3,4,5,6          291000
BEMA GOLD CORP            COM         08135F107        7568     2600600       SH         DEFINED   1,2,3,4,5,6         2600600
CADENCE RESOURCES CORP    COM         12738N103       36320     8000000       SH         DEFINED   1,2,3,4,5,6         8000000
CAMECO CORP               COM         13321L108        5705       90000       SH         DEFINED   1,2,3,4,5,6           90000
DAWSON GEOPHYSICAL CO     COM         239359102        9338      303000       SH         DEFINED   1,2,3,4,5,6          303000
DIOMED HOLDINGS INC       COM NEW     25454R207        1771      872500       SH         DEFINED   1,2,3,4,5,6          872500
DU PONT E I DE NEMOURS &  COM
CO                                    263534109        4250      100000       SH         DEFINED   1,2,3,4,5,6          100000
ENDEAVOUR INTL CORP       COM         29259G101           3         900       SH         DEFINED   1,2,3,4,5,6             900
EXXON MOBIL CORP          COM         30231G102       11234      200000       SH         DEFINED   1,2,3,4,5,6          200000
FALCON OIL & GAS LTD      COM         306071101       11205    19658300       SH         DEFINED   1,2,3,4,5,6        19658300
GALAXY ENERGY CORP        COM         36318B106         569      498900       SH         DEFINED   1,2,3,4,5,6          498900
GEOGLOBAL RESOURCES INC   COM         37249T109        7367      576904       SH         DEFINED   1,2,3,4,5,6          576904
HARKEN ENERGY CORP        COM NEW     412552309        5785    10148451       SH         DEFINED   1,2,3,4,5,6        10148451
KINROSS GOLD CORP         COM NO PAR  496902404        7837      850000       SH         DEFINED   1,2,3,4,5,6          850000
MINRAD INTL INC           COM         60443P103           6        4000       SH         DEFINED   1,2,3,4,5,6            4000
NALCO HOLDING COMPANY     COM         62985Q101        3542      200000       SH         DEFINED   1,2,3,4,5,6          200000
NATIONAL OILWELL VARCO INCCOM         637071101        3135       50000       SH         DEFINED   1,2,3,4,5,6           50000
PACIFIC ETHANOL INC       COM         69423U107       14499     1340000       SH         DEFINED   1,2,3,4,5,6         1340000
PETROQUEST ENERGY INC     COM         716748108        2484      300000       SH         DEFINED   1,2,3,4,5,6          300000
RYERSON TULL INC          COM         78375P107          15         600       SH         DEFINED   1,2,3,4,5,6             600
SERVICES ACQUISITION-UNITSCOM         817628209        6913      875000       SH         DEFINED   1,2,3,4,5,6          875000
SEITEL INC                COM         816074405        3162     1512700       SH         DEFINED   1,2,3,4,5,6         1512700
STILLWATER MNG CO         COM         86074Q102        1722      148800       SH         DEFINED   1,2,3,4,5,6          148800
TOREADOR RES CORP         COM         891050106        5099      242000       SH         DEFINED   1,2,3,4,5,6          242000
WORKSTREAM INC            COM         981402100        4123     2500000       SH         DEFINED   1,2,3,4,5,6         2500000
CANARY RESOURCES INC      COM         13722T106        5250    15000000       SH         DEFINED   1,2,3,4,5,6        15000000
NATURAL GAS SYSTEMS INC   COM         63887P100        1800     1200000       SH         DEFINED   1,2,3,4,5,6         1200000
WHITE MOUNTAIN TITANIUM   COM
CORP                                  964109102        4813     6250000       SH         DEFINED   1,2,3,4,5,6         6250000
AMERADA HESS CORP         CALL        023551104       26417      208300          CALL    DEFINED   1,2,3,4,5,6          208300
GENERAL MTRS CORP         PUT         370442105       10157      523000          PUT     DEFINED   1,2,3,4,5,6          523000
GENERAL MTRS CORP         PUT         370442105        8933      460000          PUT     DEFINED   1,2,3,4,5,6          460000
CADENCE RESOURCES CORP    WARRANT     12738N103       36320     8000000                  DEFINED   1,2,3,4,5,6         8000000
CANARY RESOURCES INC      WARRANT     13722T106        5250    15000000                  DEFINED   1,2,3,4,5,6        15000000
MINRAD INTL INC           WARRANT     60443P103        1520     1000000                  DEFINED   1,2,3,4,5,6         1000000
PACIFIC ETHANOL INC       WARRANT     69423U107        4350      402000                  DEFINED   1,2,3,4,5,6          402000

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